Schedule of minimum lease obligations (Details) - USD ($)	Apr. 30, 2022	Jan. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
January 31, 2023	$ 113,100	$ 116,879
January 31, 2024	42,803	62,003
January 31, 2025	30,003	30,003
January 31, 2026	30,003	30,003
January 31, 2027	17,503	25,003
Total lease payments	233,412	263,891
Less: Interest	(22,217)	(25,339)
Present value of lease liabilities	$ 211,195	238,552
After January 31, 2027